TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Movement in allowance for expected credit losses (Details) - Trade Receivables - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in the allowance for expected credit losses
Opening balance	$ 6,795,663	$ 6,492,987
Increase (decrease)	1,697,887	2,321,958
Provision reversal	(3,832,220)	(1,595,521)
Increases (decrease) for changes of foreign currency	50,041	(423,761)
Sub - total movements	(2,084,292)	302,676
Ending balance	$ 4,711,371	$ 6,795,663